UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Net loss before tax		€ (2,742)	€ (15,038)
Adjustments to profit/loss:		(8,088)	(8,741)
Depreciation and amortization		59	346
Movements in provisions		1,256	1,004
Change in Expected credit loss		149	136
Effect of hyperinflation on results		(4,251)	(544)
Changes in fair value		(330)	(3,592)
Exchange rate impact		(2,845)	(6,205)
Interest (Income)/Expenses		(1,136)	(20)
Others			135
Deferred taxes		(990)
Changes in working capital:		3,453	7,302
Trade receivables and other current assets		(5,777)	(2,521)
Trade payables and other current liabilities		9,230	9,318
Other lease payments	[1]		(263)
Increase/(decrease) in deferred income			768
Income tax paid			(185)
Net cash provided by (used in) operating activities		(7,377)	(16,662)
Payment for purchases of property, plant and equipment		(76)	(65)
Payments for investments
Net cash used in investing activities		(76)	(65)
Drawdown of other borrowings
Capitalized lease payments (IFRS 16)
Interest paid
Net cash provided by (used in) financing activities
Net increase in cash and cash equivalents		(7,453)	(16,727)
Cash and cash equivalents at the beginning of the year		53,808	94,908
Effect of changes in exchange rates on cash and cash equivalents		(972)	6,340
Cash and cash equivalents at the end of the year		€ 45,383	€ 84,521

[1]	Includes short-term lease payments, payments for leases of low-value assets and variable lease payments.